UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5565

DWS Mutual Funds, Inc. (formerly Scudder Mutual Funds, Inc.)

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 01/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of January 31, 2006 (Unaudited)

DWS Gold & Precious Metals Fund

(formerly Scudder Gold and Precious Metals Fund)

	Shares	Value ($)

Common Stocks and Warrants 98.6%
Australia 9.8%
Bolnisi Gold NL	1,200,000	1,783,404
Central Asia Gold Ltd.*	4,800,000	1,637,820
Centralian Minerals Ltd.*	1,323,529	1
Kingsgate Consolidated Ltd.	1,880,000	8,481,786
Mineral Deposits Ltd.*	3,000,000	3,252,893
Newcrest Mining Ltd.	2,128,311	42,281,354
Sino Gold Ltd.* (a)	3,085,000	8,655,046

(Cost $39,147,943)		66,092,304
Canada 34.7%
African Minerals Co. (Warrants) "SP" 144A* (b)	750,000	1,027,500
African Minerals Co. (Warrants) 144A* (b)	1,000,000	1,640,000
Anatolia Minerals Development Ltd.* (b)	700,000	1,720,732
Anatolia Minerals Development Ltd. (Warrrants)* (b)	350,000	192,378
Anooraq Resources Corp.* (b)	2,000,000	2,124,577
Apollo Gold Corp. (Warrants) 144A* (b)	375,000	0
Barrick Gold Corp. (c)	699,095	21,993,529
Barrick Gold Corp. (c)	713,184	22,352,547
Bear Creek Mining Corp.*	550,000	2,028,006
Bema Gold Corp.*	4,955,000	20,228,041
Brazilian Diamonds Ltd.*	1,800,000	584,401
Cambior, Inc. (Warrants)* (b)	922,500	850,380
Cardero Resources Corp.* (b)	575,000	2,170,669
Crystallex International Corp.* (b)	3,780,000	10,432,800
Crystallex International Corp. (Warrants)* (b)	450,000	185,829
Desert Sun Mining Corp.* (b) (d)	550,000	2,414,293
Desert Sun Mining Corp. (Warrants)* (b) (d)	600,000	1,532,856
Eldorado Gold Corp.*	3,772,300	19,042,821
FNX Mining Co., Inc.*	405,900	5,701,593
Fronteer Development Group, Inc.*	1,325,000	5,292,788
Gammon Lakes Resources, Inc.*	798,600	11,372,014
Gateway Gold Corp.* (b)	600,000	721,654
Goldcorp, Inc. (c)	11,000	300,960
Goldcorp, Inc. (c)	1,760,000	48,131,337
Great Basin Gold Ltd.*	3,550,000	6,794,258
Kinross Gold Corp.* (c)	178,000	2,054,120
Kinross Gold Corp.* (c)	2,690,000	30,937,184
Linear Gold Corp.*	300,000	1,609,236
Radius Gold, Inc.* (b)	1,401,278	885,756
SEMAFO, Inc.*	1,105,000	2,173,039
Shore Gold, Inc.* (b)	964,750	6,479,380
Strongbow Resources, Inc. (b)	600,000	342,391

(Cost $171,981,381)		233,317,069
Ireland 0.8%
Celtic Resources Holdings PLC 144A* (Cost $5,278,794)	1,350,000	5,655,881

Papua New Guinea 2.8%
Lihir Gold Ltd.* (Cost $12,243,977)	10,075,000	18,487,276
Peru 2.6%
Compania de Minas Buenaventura SA (ADR) (Cost $16,907,887)	619,500	17,172,540
South Africa 26.7%
Anglo America Platinum Corp., Ltd.	361,000	30,026,240
AngloGold Ashanti Ltd. (ADR) (a)	621,000	37,992,780
Gold Fields Ltd. (ADR) (a)	1,737,500	40,970,250
Harmony Gold Mining Co., Ltd. (ADR)*	2,189,000	40,781,070
Impala Platinum Holdings Ltd. (ADR)	569,500	24,561,339
Western Areas Ltd.*	740,000	5,312,319

(Cost $113,999,980)		179,643,998
United Kingdom 6.8%
Highland Gold Mining Ltd.	380,000	2,028,058
Kalahari Diamonds Ltd.*	322,580	347,191
Lonmin PLC	786,958	29,287,941
Randgold Resources Ltd. (ADR)*	792,000	14,208,480

(Cost $29,442,369)		45,871,670
United States 14.4%
Glamis Gold Ltd.*	597,000	19,086,090
International Alliance Pacific Resources, Inc. (Warrants)*	500,000	1
Newmont Mining Corp.	1,255,000	77,559,000

(Cost $72,436,428)		96,645,091

Total Common Stocks and Warrants (Cost $461,438,759)		662,885,829
Securities Lending Collateral 7.0%
Daily Assets Fund Institutional, 4.35% (e) (f) (Cost $47,149,075)	47,149,075	47,149,075
Cash Equivalents 1.5%
Cash Management QP Trust, 4.33% (g) (Cost $9,946,170)	9,946,170	9,946,170

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 518,534,004)	107.1	719,981,074
Other Assets and Liabilities, Net	(7.1)	(47,944,000)

Net Assets	100.0	672,037,074

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2006 amounted to $46,052,187 which is 6.9% of net assets.
(b)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of		Acquisition		Value as %
Restricted Securities	Acqusition Date	Cost ($)	Value ($)	of Net Assets
African Minerals Co. (Warrants) "SP" 144A	November 2003	6,000,000	1,027,500	0.15
African Minerals Co. (Warrants) 144A	September 2003	6,000,000	1,640,000	0.24
Anatolia Minerals Development Ltd.	December 2004	1,010,324	1,720,732	0.26
Anatolia Minerals Development Ltd. (Warrrants)	December 2004	24,610	192,378	0.03
Anooraq Resources Corp.	December 2003	2,441,301	2,124,577	0.32
Apollo Gold Corp. (Warrants) 144A	December 2002	251,171	0	0.00
Cambior, Inc. (Warrants)	October 2003	625,779	850,380	0.13
Cardero Resources Corp.	October 2003	1,310,082	2,170,669	0.32
Crystallex International Corp.	September 2003	1,710,661	2,484,000	0.37
Crystallex International Corp. (Warrants)	September 2003	269,339	185,829	0.03
Desert Sun Mining Corp.	August 2003	896,490	2,414,293	0.36
Desert Sun Mining Corp. (Warrants)	September 2004	200,182	1,532,856	0.23
Gateway Gold Corp.	August 2003	1,625,299	721,654	0.11
Radius Gold, Inc.	October 2003	1,590,140	885,756	0.13
Shore Gold, Inc.	February 2004	2,082,589	6,479,380	0.96
Strongbow Resources, Inc.	August 2003	256,557	342,391	0.05
Total Restricted Securities			24,772,395	3.69

(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d)

Affiliated issuers. An affiliated issuer includes any company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund's transactions during the three months ended January 31, 2006 with companies which are or were affiliates is as follows:

Affiliate	Value ($) at October 31, 2005	Total Purchases Cost ($)	Total Sales Cost ($)	Total Gain/(Loss) ($)	Shares at January 31, 2006	Value ($) at January 31, 2006
Desert Sun Mining Corp.	8,687,156	-	4,387,983	4,054,117	550,000	2,414,293
Desert Sun Mining Corp. (Warrants)	350,521	-	-	-	600,000	1,532,856
	9,037,677		-	-		3,947,149

(e)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending.
(g)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Gold & Precious Metals Fund, a series of DWS Mutual Funds, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Gold & Precious Metals Fund, a series of DWS Mutual Funds, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2006